As filed with the Securities and Exchange Commission on August 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JUNE 30, 2010

Schedule of Investments Neuberger Berman Tax-Free Money Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Arizona (0.4%)
1,300	Pima Co. Ind. Dev. Au. Lease Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.32%, due 7/1/10	1,300	ñµ
California (4.2%)
1,000	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA135, (AMBAC/TCRS Insured), 0.16%, due 7/1/10	1,000	ñµg
6,335	Contra Costa Wtr. Dist. Wtr. Rev. (Floaters), Ser. 2002-750, (AGM Insured), 0.32%, due 7/1/10	6,335	µf
1,393	Deutsche Bank Spears/Lifers Trust Var. Sts., Ser. 2008-477, (AGM/FGIC/AMBAC Insured), 0.31%, due 7/1/10	1,393	µd
3,500	JP Morgan Chase Putters/Drivers Trust Var. Sts. G.O., Ser. 2010-3656Z, (National Public Finance Guarantee Corp. Insured), 0.36%, due 7/1/10	3,500	ñµe
300	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (National Public Finance Guarantee Corp. Insured), 0.36%, due 7/1/10	300	µh
1,100	Sacramento Co. Sanitation Dist. Fin. Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-SGA48A, (FGIC Insured), 0.31%, due 7/1/10	1,100	µg
900	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 0.34%, due 7/1/10	900	µ
		14,528
Colorado (3.6%)
4,625	Colorado Ed. & Cultural Fac. Au. Rev. (National Jewish Federation Bond Prog.), Ser. 2004-A4, (LOC: Bank of America), 0.15%, due 7/1/10	4,625	µß
3,160	Colorado Ed. & Cultural Fac. Au. Rev. (National Jewish Federation Bond Prog.), Ser. 2005-A8, (LOC: Bank of America), 0.15%, due 7/1/10	3,160	µß
4,905	Denver Urban Renewal Au. Tax Increment Rev. (Stapleton Sr.), Ser. 2008-A2, (LOC: U.S. Bank), 0.29%, due 7/1/10	4,905	µ
		12,690
Connecticut (0.3%)
1,190	Northeast Tax-Exempt Bond Grantor Trust (Seven Day Demand Adj. Rate Cert.), Ser. 2002, (LOC: PNC Bank), 0.35%, due 7/1/10	1,190	µ
Delaware (1.4%)
5,000	Delaware St. Hlth. Fac. Au. Rev. (Christiana Care Hlth. Svcs., Inc.), Ser. 2008-A, 0.12%, due 7/1/10	5,000	µß
Florida (8.2%)
6,975	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 0.38%, due 7/1/10	6,975	µ
10,000	Highlands Co. Hlth. Facs. Au. Rev. (Adventist Hlth. Sys.), Ser. 2005-I, 0.26%, due 7/1/10	10,000	µß
2,225	JP Morgan Chase Putters/Drivers Trust Var. Sts., Ser. 2009-3617, (LOC: JP Morgan Chase), 0.41%, due 7/1/10	2,225	ñµ
5,355	Lee Mem. Hlth. Sys. Hosp. Rev., Ser. 2009-B, (LOC: Bank of America), 0.18%, due 7/1/10	5,355	µ
3,985	Palm Beach Co. Pub. Imp. Rev. (Spears), Ser. 2005-184, (AMBAC Insured), 0.33%, due 7/1/10	3,985	µd
		28,540
Georgia (6.2%)
6,500	Catoosa Co. Dev. Au. Rev. (Galaxy Carpet), Ser. 1991, (LOC: Wells Fargo & Co.), 0.44%, due 7/1/10	6,500	µß
12,285	Macon Wtr. Au. Wtr. & Swr. Ref. Rev., Ser. 2009, 0.32%, due 7/1/10	12,285	µ
2,835	Middle Coastal Unified Dev. Au. Rev. (YMCA of Coastal Proj.), Ser. 2005, (LOC: Bank of America), 0.40%, due 7/1/10	2,835	µß
		21,620

See Notes to Schedule of Investments

JUNE 30, 2010

Schedule of Investments Neuberger Berman Tax-Free Money Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Idaho (0.6%)
2,185	Idaho Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Comm. Sch. Proj.), Ser. 2005, (LOC: The Bank of New York Mellon), 0.31%, due 7/1/10	2,185	µß
Illinois (10.1%)
1,860	Austin Trust Var. Sts. G.O., Ser. 2008-3025X, (AGM Insured), 0.31%, due 7/1/10	1,860	µb
9,215	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank Int'l), 0.46%, due 7/1/10	9,215	ñµ
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 0.33%, due 7/1/10	4,000	µg
305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 0.33%, due 7/1/10	305	ñµg
1,000	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.32%, due 7/1/10	1,000	µf
2,260	Peoria Heights Ltd. Oblig. Rev. (Christian Sch. Proj.), Ser. 2001, (LOC: PNC Bank), 0.31%, due 7/1/10	2,260	µß
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 0.33%, due 7/1/10	4,835	µg
8,330	Springfield Elec. Rev. (Putters), Ser. 2006-1314, (BHAC/MBIA Insured), 0.31%, due 7/1/10	8,330	µe
3,500	Univ. of Illinois Board of Trustees Cert. of Participation, Ser. 2008, (AGM Insured), 0.32%, due 7/1/10	3,500	µc
		35,305
Indiana (3.3%)
1,110	Allen Co. Econ. Dev. Rev. (Jorgensen YMCA Proj.), Ser. 2002, (LOC: PNC Bank), 0.31%, due 7/1/10	1,110	µß
495	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (LOC: U.S. Bank), 0.31%, due 7/1/10	495	ñµ
2,610	Indiana Fin. Au. Hosp. Rev. (Floyd Mem. Hosp. & Hlth. Svcs.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 0.16%, due 7/1/10	2,610	µß
2,530	Indiana St. Fin. Au. Econ. Dev. Rev. (Goodwill Ind. Michiana), Ser. 2005-A, (LOC: PNC Bank), 0.31%, due 7/1/10	2,530	µ
4,685	Indiana St. Fin. Au. Rev. Ed. Facs. (Lutheran Child & Family Svcs.), Ser. 2006, (LOC: PNC Bank), 0.31%, due 7/1/10	4,685	µß
		11,430
Iowa (2.0%)
2,860	Iowa Fin. Au. Ed. Fac. Rev. (Graceland Univ. Proj.), Ser. 2008, (LOC: Bank of America), 0.40%, due 7/1/10	2,860	µß
4,200	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose), Ser. 2003, (LOC: Northern Trust Co.), 0.16%, due 7/1/10	4,200	µß
		7,060
Kentucky (1.7%)
2,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2009-B2, 1.25%, due 1/1/11	2,005
3,900	Louisville/Jefferson Co. Metro. Gov't Ed. Facs. Rev. (Louisville Presbyterian), Ser. 2007, (LOC: PNC Bank), 0.31%, due 7/1/10	3,900	µß
		5,905
Louisiana (1.8%)
200	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 0.34%, due 7/1/10	200	µß
6,185	Eclipse Funding Trust (Solar Eclipse), Ser. 2007-0059, (LOC: U.S. Bank), 0.16%, due 7/1/10	6,185	ñµ
		6,385
Maryland (1.3%)
4,035	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1037, (LOC: Branch Banking & Trust Co.), 0.41%, due 7/1/10	4,035	ñµ

See Notes to Schedule of Investments

JUNE 30, 2010

Schedule of Investments Neuberger Berman Tax-Free Money Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
500	Washington Suburban Sanitation Dist. G.O. BANS, Ser. 2008-A8, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.25%, due 7/7/10	500	µ
		4,535
Massachusetts (4.6%)
4,586	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5000, (LOC: Rabobank Int'l), 0.46%, due 7/1/10	4,586	ñµ
6,000	Massachusetts St. G.O. (Central Artery), Ser. 2000-A, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.18%, due 7/1/10	6,000	µ
5,525	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 0.31%, due 7/1/10	5,525	µg
		16,111
Michigan (1.1%)
3,930	Detroit Wtr. Supply Sys. Rev., Ser. 2007, (BHAC/AGM Insured), 0.32%, due 7/1/10	3,930	µc
Minnesota (0.7%)
2,425	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: The Bank of New York Mellon), 0.15%, due 7/1/10	2,425	µß
Nebraska (3.1%)
4,785	Central Plains Energy Proj. Gas Proj. Rev. (Proj. Number 2), Ser. 2009, (LOC: Royal Bank of Canada), 0.33%, due 7/1/10	4,785	µ
6,115	Deutsche Bank Spears/Lifers Trust Var. Sts. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 0.33%, due 7/1/10	6,115	µ
		10,900
New Jersey (3.2%)
2,456	Bedminster Township G.O. BANS, Ser. 2009, 1.25%, due 12/10/10	2,460
5,360	Deutsche Bank Spears/Lifers Trust Var. St. Rev. (Newark Hsg.), Ser. 2008-511, (National Public Finance Guarantee Corp. Insured), 0.31%, due 7/1/10	5,360	µd
3,220	North Wildwood G.O. BANS, Ser. 2009, 1.20%, due 12/10/10	3,224
		11,044
New York (10.9%)
4,740	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2010-1039, (LOC: Branch Banking & Trust Co.), 0.38%, due 7/1/10	4,740	ñµ
2,940	Forest City New Rochelle Rev. Cert. Trust Beneficial Owner (Washington-Lincoln LLC Proj.), Ser. 2003, (LOC: Wells Fargo & Co.), 0.41%, due 7/1/10	2,940	µß
2,000	Liberty Central Sch. Dist. G.O. BANS, Ser. 2009, 1.50%, due 12/23/10	2,005
4,685	Marlboro Central Sch. Dist. G.O. BANS (Bldg. Imp.), Ser. 2009, 1.50%, due 7/23/10	4,687
600	New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (The Crest), Ser. 2005-A, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.28%, due 7/7/10	600	µß
6,700	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2001-B, (LOC:Landesbank Hessen-Thuringen Girozentrale), 0.13%, due 7/1/10	6,700	µ
5,000	New York G.O., Ser. 1994-H5, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.13%, due 7/1/10	5,000	µ
2,510	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1993, (LOC: Landesbank Hessen-Thuringen Girozentrale), 0.18%, due 7/1/10	2,510	µß
1,265	Oneida Co. IDA Civic Fac. Rev. (Mohawk Valley St. Luke's), Ser. 2006-E, (LOC: Bank of America), 0.30%, due 7/1/10	1,265	µß
3,800	Sales Tax Asset Receivable Corp. (Floaters), Ser. 2008-2901, (LOC: Morgan Stanley), 0.33%, due 7/1/10	3,800	µ
3,830	Triborough Bridge & Tunnel Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-54A, (FGIC/TCRS Insured), 0.31%, due 7/1/10	3,830	µg
		38,077
North Carolina (1.9%)
2,750	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2007-2008, (LOC: Branch Banking & Trust Co.), 0.34%, due 7/1/10	2,750	µ

See Notes to Schedule of Investments

JUNE 30, 2010

Schedule of Investments Neuberger Berman Tax-Free Money Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
3,800	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1027, (LOC: Branch Banking & Trust Co.), 0.38%, due 7/1/10	3,800	µ
10	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 0.38%, due 7/1/10	10	µ
		6,560
Ohio (1.2%)
2,130	Montgomery Co. Econ. Dev. Rev. (Benjamin & Marian Proj.), Ser. 2001-B, (LOC: PNC Bank), 0.31%, due 7/1/10	2,130	µß
2,055	Ohio St. G.O. (Common Sch.), Ser. 2006-B, 0.20%, due 7/7/10	2,055	µ
		4,185
Pennsylvania (0.8%)
2,840	Allegheny Co. Ind. Dev. Au. Rev. (Jewish Comm. Ctr. Proj.), Ser. 1997-B, (LOC: PNC Bank), 0.31%, due 7/1/10	2,840	µß
Puerto Rico (0.9%)
3,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.33%, due 7/1/10	3,000	ñµ
Rhode Island (1.7%)
5,775	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Hlth. Facs. Jewish Sr. Agcy.), Ser. 2002, (LOC: Sovereign Bank), 0.38%, due 7/1/10	5,775	µßa
South Carolina (6.2%)
8,555	Macon Trust Var. Sts. Cert., Ser. 2007-303, (LOC: Bank of America), 0.33%, due 7/1/10	8,555	µ
13,150	South Carolina St. Pub. Svc. Au. Rev. (Eagle B Trust), Ser. 2006-0007A, (National Public Finance Guarantee Corp. Insured), 0.33%, due 7/1/10	13,150	µc
		21,705
Tennessee (1.8%)
2,575	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E5B, (LOC: Branch Banking & Trust Co.), 0.26%, due 7/7/10	2,575	µ
3,500	Jackson Energy Au. Wtr. Sys. Ref. Rev., Ser. 2009, (LOC: U.S. Bank), 0.22%, due 7/7/10	3,500	µ
		6,075
Texas (11.1%)
1,130	Denton Co. G.O. (Muni. Sec. Trust Receipts), Ser. 2000-SGA117, (LOC: Societe Generale), 0.16%, due 7/1/10	1,130	µ
11,125	Deutsche Bank Spears/Lifers Trust Var. Sts., Ser. 2007-292, (LOC: Deutsche Bank), 0.31%, due 7/1/10	11,125	µ
9,935	McKinney Independent Sch. Dist. G.O. (Floaters), Ser. 2006-26TP, (PSF Insured), 0.33%, due 7/1/10	9,935	µh
7,000	Port of Port Arthur Navigation Dist. Env. Facs. Rev. (Motiva Enterprises LLC), Ser. 2009-B, 0.15%, due 7/1/10	7,000	µß
1,000	Port of Port Arthur Navigation Dist. Env. Facs. Rev. (Motiva Enterprises LLC), Ser. 2010-B, 0.15%, due 7/1/10	1,000	µß
3,600	Tarrant Co. Cultural Ed. Facs. Fin. Corp. Rev. (Floaters), Ser. 2007-1760, (LOC: Morgan Stanley), 0.32%, due 7/1/10	3,600	µ
4,675	Tarrant Co. Cultural Ed. Facs. Fin. Corp. Rev. (Floaters), Ser. 2007-1762, (LOC: Morgan Stanley), 0.32%, due 7/1/10	4,675	µ
		38,465
Utah (2.0%)
7,100	Lehi Elec. Utils. Rev. Ref., Ser. 2009, (LOC: U.S. Bank), 0.40%, due 7/1/10	7,100	µ
Vermont (1.3%)
4,350	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (North Country Hosp. Proj.), Ser. 2007-A, (LOC: TD Bank N.A.), 0.15%, due 7/1/10	4,350	µß
Washington (0.6%)
1,900	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Pioneer Human Svcs. Proj.), Ser. 2001-A, (LOC: U.S. Bank), 0.20%, due 7/1/10	1,900	µß

See Notes to Schedule of Investments

JUNE 30, 2010

Schedule of Investments Neuberger Berman Tax-Free Money Fund cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Wisconsin (1.5%)
1,579	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floater), Ser. 2007-2187, (LOC: Morgan Stanley), 0.38%, due 7/1/10	1,579	µ
3,605	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2007-2113, (LOC: Morgan Stanley), 0.38%, due 7/1/10	3,605	µ
		5,184
	Total Investments (99.7%)	347,299
	Cash, receivables and other assets, less liabilities (0.3%)	903

	Total Net Assets (100.0%)	$348,202

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

††
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Tax-Free Money Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Fund’s investments, which are discussed below. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to classify value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments

● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

● Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Municipal money market securities are valued at amortized cost, which approximates U.S. federal income tax cost.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes^	$-	$347,299	$-	$347,299

^ The Schedule of Investments provides information on the state categorization for the portfolio.

ñ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At June 30, 2010, these securities amounted to approximately $40,586,000 or 11.7% of net assets for the Fund.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2010, and the interest reset date is indicated.

@@
Municipal securities held by the Fund are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s Rating Services or, where not rated, are determined by the Fund’s investment manager to be of comparable quality. Approximately 91.7% of the municipal securities held by the Fund have credit enhancement features backing them, which the Fund may rely on, such as letters of credit, insurance, or guarantees.  Without these credit enhancement features the securities may or may not meet the quality standards of the Fund.  Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.  The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Fund the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

a	Security is subject to a guarantee provided by Banco Santander, S.A., backing 100% of the total principal.

b	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

c	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

d	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

e	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

f	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

g	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

h	Security is subject to a guarantee provided by Wells Fargo Bank, backing 100% of the total principal.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  August 26, 2010

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  August 26, 2010